Liquidity and Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2021	Aug. 29, 2021	Aug. 27, 2021	Dec. 30, 2020	Jul. 17, 2020	Nov. 15, 2019
Line of Credit Facility [Line Items]
Accumulated deficit	$ 196,129,000		$ 196,129,000		$ 19,878,000	$ 51,122,000
Net income (loss)	(9,115,000)	$ 16,685,000	(176,251,000)	$ 27,380,000	31,244,000	8,244,000	$ (3,044,000)
Net cash used in operating activities			67,378,000	$ 42,230,000	38,891,000	24,358,000	$ 5,249,000
Cash and cash equivalents	$ 362,112,000		$ 362,112,000		84,633,000	46,889,000
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 15,000,000	$ 10,000,000		$ 65,000,000	$ 15,000,000	$ 65,000,000	$ 5,000,000	$ 15,000,000	$ 10,000,000